Operating Segments	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Segment Reporting [Abstract]
Operating Segments

16 .	Operating Segments:
The
Company
measures its performance based on a single
segment, which is the consolidated level used in internal management reports that are reviewed by the
Company’s
Chief Operating Decision Maker.

a)	Geographical information:
Revenue is attributed to geographical locations based on the origin of customers’ location:

	Three-month periods ended		Six-month periods ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Canada	$670,557	$2,077,052	$5,727,059	$4,360,276
United States	11,097,554	10,252,986	22,029,091	17,812,204
Other countries	218,731	188,593	502,920	424,660

	$11,986,842	$12,518,631	$28,259,070	$22,597,140

Long-lived assets of the Company are located in the following geographical location:

	September 30, 2022	March 31, 2022
Canada	$1,055,778	$20,724,674
United States	1,089,249	723,449

Total property, plant and equipment	$2,145,027	$21,448,123

	September 30 , 2022	March 31 , 2022
Canada	$1,792,595	$2,353,054
United States	16,000,001	19,301,981

Total intangible assets	$17,792,596	$21,655,035

	September 30 , 2022	March 31 , 2022
Canada	$2,382,374	$2,625,851
United States	11,971,966	19,542,437

Total goodwill	$14,354,340	$22,168,288

Assets held for sale by the Company are located in the following geographical location:

	September 30, 2022	March 31, 2022
Canada	$3,203,557	$—

Total assets held for sale	$3,203,557	$—

b)	Revenues
The Company derives revenue from the sales of goods which are recognized at a point in time as follows:

	Three-month periods ended		Six-month periods ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Nutraceutical products	$3,177,413	$4,040,553	$8,303,527	$7,241,221
Cannabis and hemp products	17,357	1,203,486	2,717,327	2,142,551
Food and beverages products	8,560,286	7,031,337	16,702,300	12,678,764
Innovation products	—	34,379	—	68,859

	$11,755,056	$12,309,755	$27,723,154	$22,131,395

23.	Operating Segments:
The Corporation measures its performance based on a single
segment, which is the consolidated level, as the previous segment income (loss) before corporate expenses is not used in internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, management believing that such information is no longer relevant in evaluating the results of the Corporation.

a)	Geographical information:
Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31, 2022	March 31, 2021
Canada	$12,447,125	$13,433,549
United States	35,330,138	20,857,092
Other countries	1,019,861	1,109,678

	$48,797,124	$35,400,319

b)	Information about major customers:
During the year ended March 31, 2022, the Corporation realized revenues amounting to $5,005,000 from one customer accounting for 10.26% of consolidated revenues. During the year ended March 31, 2021, the Corporation realized revenues amounting to $5,261,979 from one customer accounting for 14.86% of consolidated revenues.

c)	Revenues
The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31, 2022	March 31, 2021
Recognized at a point in time
Nutraceutical products	$13,622,744	$12,183,362
Cannabis and hemp products	7,779,092	314,827
Food and beverages products	26,220,519	2,403,075
Innovation products	73,473	10,960,359

Recognized over time
Processing services	—	8,400,024

	$47,695,828	$34,261,647

d)	Geographical information on long-lived assets:
Long-lived assets of the Corporation are located in the following geographical location:

	March 31, 2022	March 31, 2021
Canada	$20,724,674	$35,644,781
United States	723,449	1,700,935

Total property, plant and equipment	$21,448,123	$37,345,716

	March 31, 2022	March 31, 2021
Canada	$2,353,054	$3,792,982
United States	19,301,981	22,163,848

Total intangible assets	$21,655,035	$25,956,830

	March 31, 2022	March 31, 2021
Canada	$2,625,851	$2,613,935
United States	19,542,437	22,839,437

Total goodwill	$22,168,288	$25,453,372